Income Tax (Details 2) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Intangible assets	$ 15,339,660	$ 17,472,600
Property and equipment	8,120	49,740
Financing costs	5,138,660	5,242,820
Capital loss	5,184,180	4,605,190
Total unrecognized deductible temporary differences	76,446,290	62,222,030
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	12,080	434,550
CDA [Member]
Statement [Line Items]
Tax loss carryforwards	50,216,400	33,038,280
United State [Member]
Statement [Line Items]
Tax loss carryforwards	474,030	539,080
Europe [Member]
Statement [Line Items]
Tax loss carryforwards	0	839,770
Hong Kong [Member]
Statement [Line Items]
Tax loss carryforwards	$ 73,160	$ 0